Other Income (Components of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Income [Abstract]
ATM and check card fees	$ 413	$ 353
Wire transfer fees	84	89
Safe deposit box fees	58	55
Other	172	174
Total other income	$ 727	$ 671